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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    ---------
                                    FORM N-CSR
                                    ---------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number  811-3807

                        SunAmerica Money Market Funds, Inc.
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
     ---------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                 John T. Genoy
                             Senior Vice President
                       SunAmerica Asset Management, LLC
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
                   -----------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31
Date of reporting period:  December 31, 2014

================================================================================

Item 1. Reports to Stockholders

[PHOTO]




                                                             ANNUAL REPORT 2014

SUNAMERICA
Money Market Fund

[LOGO]

        DECEMBER 31, 2014                                          ANNUAL REPORT

SUNAMERICA MONEY MARKET FUNDS, INC.

SUNAMERICA MONEY MARKET FUND (SMAXX)

                        TABLE OF CONTENTS


          SHAREHOLDERS' LETTER....................................  2
          EXPENSE EXAMPLE.........................................  5
          STATEMENT OF ASSETS AND LIABILITIES.....................  7
          STATEMENT OF OPERATIONS.................................  8
          STATEMENT OF CHANGES IN NET ASSETS......................  9
          FINANCIAL HIGHLIGHTS.................................... 10
          PORTFOLIO OF INVESTMENTS................................ 11
          NOTES TO FINANCIAL STATEMENTS........................... 14
          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. 21
          DIRECTORS AND OFFICERS INFORMATION...................... 22
          SHAREHOLDER TAX INFORMATION............................. 25

        DECEMBER 31, 2014                                          ANNUAL REPORT

        SHAREHOLDERS' LETTER -- (unaudited)

Dear Shareholders,

We are pleased to present this annual shareholder report for the SunAmerica Money Market Fund for the 12 months ended December 31, 2014.

The annual period ended December 31, 2014 was one wherein money market yields remained low throughout, as the Federal Reserve (the "Fed") kept its target rate in the 0% to 0.25% range and maintained its position that rates would likely stay low for some time. Meanwhile, the Fed began to moderate its accommodative monetary policy by tapering its quantitative easing program asset purchases starting in January 2014, before ending the program in October 2014.

Throughout the annual period, U.S. economic data remained a key determinant of the Fed's policy stance. During the first quarter of 2014, economic growth was weak, with U.S. gross domestic product ("GDP") contracting 2.9%. However, improved labor market data in March 2014 provided some indication that harsh winter weather was mostly to blame. Short- to intermediate-term U.S. Treasury notes sold off sharply in response to Fed Chair Yellen's March 2014 comment that the Fed might increase the federal funds rate "something on the order of six months" following the end of quantitative easing. But the U.S. Treasury market then rallied following the release of the labor market reports. General collateral repurchase agreement ("repo") rates and U.S. Treasury bill yields remained at very low levels throughout the first quarter of 2014. U.S. labor market conditions continued to improve during the second quarter of 2014, and U.S. manufacturing data showed better output growth. The U.S. Treasury bill curve remained quite flat, meaning the differential in yields between longer-term and shorter-term maturities was narrow. In Europe, the European Central Bank ("ECB") cut its interest rates by 10 basis points* in June 2014, resulting in a negative deposit rate. The ECB also announced a set of unconventional measures, including targeted long-term refinancing operations ("TLTROs").

U.S. economic data continued to show strength during the second half of 2014, especially within the labor market. Unemployment declined to 5.6% by the end of the annual period from 6.7% at the start of 2014, though this was partially due to a decrease in labor force participation. U.S. GDP grew at a 5% annualized rate during the third quarter of 2014. The Fed's statement following its December 2014 meeting was consistent with its previous guidance, with the Fed deciding to be "patient" before normalizing, or raising, short-term interest rates. The Fed reiterated that the timing of its first hike in the targeted federal funds rate would be data dependent. In Europe, as a result of persistently low inflation and weaker economic data, the ECB implemented further easing measures in the form of rate cuts, TLTROs and asset purchase programs.

Despite the growing U.S. economy, inflation remained modest through the annual period. The headline Consumer Price Index rose just 0.8% for the 12 months ended December 31, 2014 before seasonal adjustment. Core inflation, which excludes food and energy, was up 1.6% in December 2014 from a year earlier, well below the Fed's target of 2%. Limited wage growth and sharply lower energy and commodity prices were key contributors to the relatively benign inflation scenario.

With the targeted federal funds rate near zero throughout the annual period and with the Fed maintaining its forward guidance for continued low rates for some time yet, money market yields were anchored near the same zero level with little difference between maturities. Further, the money market yield curve, or spectrum of maturities, remained flat during most of the annual period, though it did steepen modestly toward the end of the year as longer-term rates rose slightly. As such, the annual period did not provide many opportunities to add yield.

        DECEMBER 31, 2014                                          ANNUAL REPORT

On the following pages, you will find a brief discussion of the annual period from the portfolio manager as well as financial statements and portfolio information for the SunAmerica Money Market Fund for the annual period ended December 31, 2014.

As always, we remain diligent in the management of your assets. We value your ongoing confidence in us and look forward to serving your investment needs in the future. If you have any questions, or require additional information on this or other SunAmerica Mutual Funds, you may contact your financial advisor or visit us at www.safunds.com.

Sincerely,

/s/ Peter A. Harbeck
Peter A. Harbeck
President & CEO
SunAmerica Asset Management, LLC



--------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
* A basis point is 1/100/th/ of a percentage point.
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

        SUNAMERICA MONEY MARKET FUND

ANDREW DOULOS, PORTFOLIO MANAGER
SUNAMERICA ASSET MANAGEMENT, LLC

   The SunAmerica Money Market Fund (Class A) returned 0.01% for the annual period ended December 31, 2014.

   Fund performance was affected most by historically low interest rates that persisted throughout 2014. Yields on money market securities moved up and down within a rather tight range throughout the annual period, with one-month certificates of deposit (CDs) yielding approximately 0.10% at year-end 2014 compared to roughly 0.09% at year-end 2013 and averaging 0.10% for the annual period as a whole./1 /

   While money market yields were low throughout the annual period, the Fund continued to seek current income to the extent consistent with liquidity and stability of principal. We were able to navigate potential interest rate risk by adjusting the Fund's weighted average maturity/2/ as market conditions shifted. We were able to mitigate potential credit risk by buying high quality, creditworthy names, which contributed to the Fund's performance.

   More specifically, given the low yield environment that existed throughout the year, we employed a barbell investment strategy, with greater weightings in fixed-rate securities at the short-term end of the yield curve and in longer-dated floating-rate securities. This strategy enabled us to ensure a cushion of liquidity in the near term, i.e., one to seven days. At the same time, it allowed us to garner the somewhat greater yield available from investments with longer-dated maturities, i.e., those with reset dates of 90 days. While the gain was modest given the flat yield curve during the annual period, this positioning still proved helpful. The added benefits of implementing this barbell investment strategy were to mitigate the impact of market volatility on the Fund and to help keep the Fund's maturity profile within Rule 2a-7 parameters.

   Indeed, throughout the annual period, the Fund maintained a weighted average maturity below the 60 day maximum mandated by the SEC. The Fund's weighted average maturity was managed to remain as short as possible for most of the annual period. We made adjustments to the Fund's weighted average maturity based on then-current market conditions, our near-term view on interest rates and anticipated and actual Fed monetary policy statements. We also lengthened the Fund's weighted average maturity near some month ends. For example, at September 30, 2014, the Fund's weighted average maturity stood at 54 days, and at November 28, 2014, it stood at 50 days. However, those were the longest weighted average maturities for the Fund during the year, typically due to a lack of supply of money market eligible securities. As of December 31, 2014, the Fund's weighted average maturity stood at approximately 43 days. The Fund's weighted average life/3/ on December 31, 2014 was 98 days.

   The Fund was focused primarily on investments in U.S. government agency securities and U.S. Treasury securities, with lesser allocations to shorter-term repurchase agreements, commercial paper, corporate bonds and notes, Yankee certificates of deposit/4/ and certificates of deposit throughout the annual period. As supply and demand factors shifted during the annual period, we adjusted the allocations to these various investments accordingly.

--------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

/1/ Source: Bloomberg

/2/ Weighted average maturity is the average time it takes for securities in a portfolio to mature, weighted in proportion to the dollar amount that is invested in the portfolio. The weighted average maturity of a money market fund is a measure of its price sensitivity to changes in interest rates.

/3/ The weighted average life of a money market fund is a measure of a money market fund's price sensitivity to changes in liquidity and/or credit risk. Under amendments to SEC Rule 2a-7 that became effective in May 2010, the maximum allowable weighted average life of a money market fund is 120 days.

/4/ Yankee certificates of deposit are certificates of deposit issued by a foreign bank in the United States.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Securities listed may or may not be a part of current portfolio construction.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        EXPENSE EXAMPLE -- DECEMBER 31, 2014 -- (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder in the SunAmerica Money Market Fund (the "Fund"), you may incur two types of costs: (1) transaction costs, including contingent deferred sales charges, small account fees and administrative fees and (2) ongoing costs, including management fees, distribution and account maintenance fees, and other Fund expenses. This Example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2014 and held until December 31, 2014.

ACTUAL EXPENSES

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2014" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months Ended December 31, 2014" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended December 31, 2014" column and the "Annualized Expense Ratio" column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan documents and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended December 31, 2014" column would have been higher and the "Ending Account Value" column would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months Ended December 31, 2014" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended December 31, 2014" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan documents and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended December 31, 2014" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, qualified retirement plan document and/or materials from your financial adviser for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        EXPENSE EXAMPLE -- DECEMBER 31, 2014 -- (UNAUDITED) (CONTINUED)


                                    ACTUAL                                            HYPOTHETICAL
             ---------------------------------------------------- ----------------------------------------------------
                                  ENDING                                           ENDING ACCOUNT
                               ACCOUNT VALUE     EXPENSES PAID                       VALUE USING      EXPENSES PAID
                BEGINNING      USING ACTUAL        DURING THE        BEGINNING    A HYPOTHETICAL 5%     DURING THE     ANNUALIZED
              ACCOUNT VALUE      RETURN AT      SIX MONTHS ENDED   ACCOUNT VALUE  ANNUAL RETURN AT   SIX MONTHS ENDED   EXPENSE
             AT JULY 1, 2014 DECEMBER 31, 2014 DECEMBER 31, 2014* AT JULY 1, 2014 DECEMBER 31, 2014 DECEMBER 31, 2014*   RATIO*
             --------------- ----------------- ------------------ --------------- ----------------- ------------------ ----------
Money Market Fund#
   Class A..    $1,000.00        $1,000.05           $0.71           $1,000.00        $1,024.50           $0.71           0.14%
   Class I..    $1,000.00        $1,000.05           $0.71           $1,000.00        $1,024.50           $0.71           0.14%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days then divided by 365 days (to reflect the one-half year period). These ratios do not reflect transaction costs, including contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your qualified retirement plan document and/or materials from your financial adviser for more information.
# During the stated period, the investment adviser and distributor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2014" and the "Annualized Expense Ratio" would have been higher.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        STATEMENT OF ASSETS AND LIABILITIES -- DECEMBER 31, 2014

                                                                    MONEY MARKET
                                                                        FUND
                                                                    ------------
ASSETS:
Investments at value * (unaffiliated).............................. $706,532,603
Repurchase agreements (cost approximates value)....................   30,186,000
                                                                    ------------
  Total Investments................................................ $736,718,603
                                                                    ------------

Cash...............................................................          421
Receivable for:
  Fund shares sold.................................................      157,675
  Dividends and interest...........................................      323,124
Prepaid expenses and other assets..................................       17,497
Due from investment adviser for expense reimbursements/fee waivers.      405,120
Due from distributor for fee waivers...............................       87,272
                                                                    ------------
  Total assets.....................................................  737,709,712
                                                                    ------------
LIABILITIES:
Payable for:
  Fund shares redeemed.............................................      880,942
  Investment advisory and management fees..........................      293,623
  Distribution and account maintenance fees........................       87,272
  Transfer agent fees and expenses.................................      162,085
  Directors' fees and expenses.....................................        2,599
  Other accrued expenses...........................................       53,539
Dividends payable..................................................       26,757
                                                                    ------------
  Total liabilities................................................    1,506,817
                                                                    ------------
   Net Assets...................................................... $736,202,895
                                                                    ============
NET ASSETS REPRESENTED BY:
Common stock, $.001 par value (10 billion shares authorized)....... $    737,300
Paid-in capital....................................................  736,637,766
                                                                    ------------
                                                                     737,375,066
Accumulated undistributed net investment income (loss).............      (28,365)
Accumulated undistributed net realized gain (loss) on investments..   (1,143,806)
                                                                    ------------
   Net Assets...................................................... $736,202,895
                                                                    ============
CLASS A:
Net assets......................................................... $720,355,734
Shares outstanding.................................................  721,450,687
Net asset value and redemption price per share
 (excluding any applicable contingent deferred sales charge)....... $       1.00
                                                                    ============
CLASS I:
Net assets......................................................... $ 15,847,161
Shares outstanding.................................................   15,849,469
Net asset value and redemption price per share..................... $       1.00
                                                                    ============

*Amortized cost of investment securities (unaffiliated)............ $706,532,603
                                                                    ============

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                                        MONEY MARKET
                                                                                            FUND
                                                                                        ------------
INVESTMENT INCOME:
Interest (unaffiliated)................................................................ $ 1,067,007
                                                                                        -----------
   Total investment income.............................................................   1,067,007
                                                                                        -----------
EXPENSES:
Investment advisory and management fees................................................   3,469,369
Distribution and account maintenance fees
  Class A..............................................................................   1,034,851
Transfer agent fees and expenses
  Class A..............................................................................   1,579,301
  Class I..............................................................................      32,166
Registration fees
  Class A..............................................................................      67,794
  Class I..............................................................................      10,116
Custodian and accounting fees..........................................................      76,667
Reports to shareholders................................................................     134,502
Audit and tax fees.....................................................................      49,434
Legal fees.............................................................................      17,454
Directors' fees and expenses...........................................................      37,202
Other expenses.........................................................................       9,712
                                                                                        -----------
   Total expenses before fee waivers and expense reimbursements........................   6,518,568
   Fees waived and expenses reimbursed by investment adviser and distributor (Note 3)..  (5,522,103)
                                                                                        -----------
   Net expenses........................................................................     996,465
                                                                                        -----------
Net investment income (loss)...........................................................      70,542
                                                                                        -----------
Net realized gain (loss) on investments ...............................................      18,164
                                                                                        -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................ $    88,706
                                                                                        ===========

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        STATEMENT OF CHANGES IN NET ASSETS

                                                                                               MONEY MARKET FUND
                                                                                          --------------------------
                                                                                          FOR THE YEAR  FOR THE YEAR
                                                                                             ENDED         ENDED
                                                                                          DECEMBER 31,  DECEMBER 31,
                                                                                              2014          2013
                                                                                          ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)........................................................... $     70,542  $     72,895
  Net realized gain (loss) on investments................................................       18,164        28,894
                                                                                          ------------  ------------
Net increase (decrease) in net assets resulting from operations.......................... $     88,706  $    101,789
                                                                                          ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)........................................................      (69,101)      (71,436)
  Net investment income (Class I)........................................................       (1,441)       (1,459)
                                                                                          ------------  ------------
Total distributions to shareholders......................................................      (70,542)      (72,895)
                                                                                          ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (NOTE 5).  (14,117,491)  (34,135,701)
                                                                                          ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................  (14,099,327)  (34,106,807)
                                                                                          ------------  ------------
NET ASSETS:
Beginning of period......................................................................  750,302,222   784,409,029
                                                                                          ------------  ------------
End of period*........................................................................... $736,202,895  $750,302,222
                                                                                          ============  ============
*Includes accumulated undistributed net investment income (loss)......................... $    (28,365) $    (28,365)
                                                                                          ============  ============

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        FINANCIAL HIGHLIGHTS

                                         MONEY MARKET FUND
-
                NET                           NET                NET                  RATIO OF NET
               ASSET              DIVIDENDS  ASSET             ASSETS     RATIO OF     INVESTMENT
               VALUE      NET      FROM NET  VALUE             END OF     EXPENSES      INCOME TO
             BEGINNING INVESTMENT INVESTMENT END OF   TOTAL    PERIOD    TO AVERAGE      AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)    INCOME   PERIOD RETURN(2)  (000'S)  NET ASSETS(3) NET ASSETS(3)
------------ --------- ---------- ---------- ------ ---------  -------- ------------- -------------
                                              CLASS A
                                              -------
  12/31/10     $1.00     $0.00      $(0.00)  $1.00    0.01%(4) $719,671     0.29%         0.01%
  12/31/11      1.00      0.00       (0.00)   1.00    0.01      692,515     0.17          0.01
  12/31/12      1.00      0.00       (0.00)   1.00    0.01      768,644     0.22          0.01
  12/31/13      1.00      0.00       (0.00)   1.00    0.01      736,942     0.18          0.01
  12/31/14      1.00      0.00       (0.00)   1.00    0.01      720,356     0.14          0.01
                                              CLASS I
                                              -------
  12/31/10     $1.00     $0.00      $(0.00)  $1.00    0.01%(4) $ 14,975     0.29%         0.01%
  12/31/11      1.00      0.00       (0.00)   1.00    0.01       15,625     0.18          0.01
  12/31/12      1.00      0.00       (0.00)   1.00    0.01       15,765     0.22          0.01
  12/31/13      1.00      0.00       (0.00)   1.00    0.01       13,360     0.18          0.01
  12/31/14      1.00      0.00       (0.00)   1.00    0.01       15,847     0.14          0.01

--------
(1) Calculated based upon average shares outstanding.
(2) Total return does not reflect sales load but does include expense reimbursements.
(3) Net of the following expense reimbursements/waivers (based on average net assets):

                            12/31/10 12/31/11 12/31/12 12/31/13 12/31/14
                            -------- -------- -------- -------- --------
       Class A.............   0.64%    0.76%    0.72%    0.75%    0.79%
       Class I.............   0.51     0.60     0.62     0.68     0.69

(4) The Fund's performance figure was increased by less than 0.01% from the effect of payments by an affiliate.

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUND
        PORTFOLIO PROFILE -- DECEMBER 31, 2014 -- (UNAUDITED)

                   INDUSTRY ALLOCATION*
                   U.S. Government Agencies..........  47.4%
                   Foreign Banks.....................  12.5
                   Money Center Banks................   9.7
                   U.S. Government Treasuries........   9.5
                   Domestic Bank.....................   4.3
                   Commercial Banks-Canadian.........   4.2
                   Repurchase Agreement..............   4.1
                   Commercial Banks..................   3.8
                   Diversified Financial Services....   2.4
                   Finance...........................   2.2
                                                      -----
                                                      100.1%
                                                      =====

                   Weighted average days to maturity.  43.2

                      CREDIT QUALITY ALLOCATION@#
                      A-1......................... 100.0%
                      Not Rated+..................   0.0
                                                   -----
                                                   100.0%
                                                   =====

--------
*  Calculated as a percentage of net assets.
@  Source: Standard and Poors
#  Calculated as a percentage of total debt issues.
+ Represents debt issues that have either no rating or the rating is unavailable from the date source.

        SUNAMERICA MONEY MARKET FUND
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2014

                                                  PRINCIPAL     VALUE
                 SECURITY DESCRIPTION              AMOUNT      (NOTE 2)
       SHORT-TERM INVESTMENT SECURITIES -- 96.0%
       CERTIFICATES OF DEPOSIT -- 24.5%
       Citibank NA
        0.23% due 02/06/2015.................... $17,600,000 $ 17,601,054
       Credit Agricole Corporate and Investment
        Bank NY
        0.24% due 01/05/2015....................  14,750,000   14,750,000
       Deutsche Bank AG NY FRS
        0.58% due 03/27/2015....................  17,250,000   17,250,000
       Nordea Bank Finland PLC NY
        0.20% due 02/10/2015....................  14,500,000   14,500,000
       Nordea Bank Finland PLC NY
        0.22% due 03/25/2015....................  14,000,000   14,000,000
       Rabobank Nederland NV NY FRS
        0.27% due 10/20/2015....................  14,000,000   14,000,000
       Rabobank Nederland NV NY FRS
        0.29% due 06/12/2015....................   2,900,000    2,900,563
       Rabobank Nederland NV NY FRS
        0.30% due 08/12/2015....................  14,250,000   14,252,975
       Royal Bank of Canada FRS
        0.25% due 12/03/2015....................  14,250,000   14,250,000
       Royal Bank of Canada NY FRS
        0.35% due 05/04/2015....................  13,500,000   13,500,000
       Svenska Handelsbanken NY
        0.22% due 03/11/2015....................  14,250,000   14,250,137
       UBS AG Stamford CT FRS
        0.25% due 07/23/2015....................  14,500,000   14,500,000
       Wells Fargo Bank NA FRS
        0.24% due 09/01/2015....................  14,250,000   14,250,000
                                                             ------------
       TOTAL CERTIFICATES OF DEPOSIT
         (amortized cost $180,004,729)..........              180,004,729
                                                             ------------
       COMMERCIAL PAPER -- 6.1%
       Credit Agricole Corporate and Investment
        Bank NY
        0.05% due 01/02/2015....................  17,000,000   16,999,976
       State Street Corp.
        0.19% due 03/24/2015....................  14,000,000   13,993,941
       State Street Corp.
        0.20% due 01/05/2015....................  13,900,000   13,899,691
                                                             ------------
       TOTAL COMMERCIAL PAPER
         (amortized cost $44,893,608)...........               44,893,608
                                                             ------------
       U.S. CORPORATE BOND & NOTES -- 8.0%
       General Electric Capital Corp. FRS
        0.61% due 01/09/2015....................   5,000,000    5,000,512
       General Electric Capital Corp.
        2.15% due 01/09/2015....................  11,500,000   11,504,703
       JPMorgan Chase Bank NA FRS
        0.36% due 01/07/2016(3).................  11,400,000   11,400,000
       JPMorgan Chase Bank NA FRS
        0.48% due 07/30/2015....................  14,150,000   14,169,099
       Wells Fargo Bank NA FRS
        0.51% due 07/20/2015....................  17,150,000   17,175,880
                                                             ------------
       TOTAL U.S. CORPORATE BONDS & NOTES
         (amortized cost $59,250,194)...........               59,250,194
                                                             ------------
       MEDIUM TERM NOTES -- 0.5%
       Royal Bank of Canada
        0.80% due 10/30/2015
        (amortized cost $ 3,309,942)............   3,300,000    3,309,942
                                                             ------------

                                                PRINCIPAL     VALUE
                 SECURITY DESCRIPTION            AMOUNT      (NOTE 2)
         --------------------------------------------------------------
         U.S. GOVERNMENT AGENCIES -- 47.4%
         Agency for International Development
          Panama FRS
          0.63% due 05/15/2015................ $   137,566 $    137,583
         Federal Farm Credit Bank
           0.09% due 01/08/2015...............   8,000,000    7,999,860
           0.14% due 07/01/2015...............  18,250,000   18,237,154
           0.16% due 10/05/2015...............   5,550,000    5,543,167
         Federal Farm Credit Bank FRS
          0.08% due 03/09/2015................  12,000,000   11,999,762
           0.13% due 02/23/2015...............  15,000,000   14,999,879
           0.14% due 03/30/2015...............  11,200,000   11,199,866
           0.20% due 08/03/2015...............   9,500,000    9,502,239
           0.23% due 03/16/2015...............  10,000,000   10,003,116
           0.27% due 03/04/2015...............   3,100,000    3,100,694
         Federal Home Loan Bank
          0.05% due 03/02/2015................   9,000,000    8,999,250
           0.06% due 01/07/2015...............   9,000,000    8,999,917
           0.06% due 01/21/2015...............  11,000,000   10,999,633
           0.07% due 01/21/2015...............  15,000,000   14,999,417
           0.07% due 01/28/2015...............  17,000,000   16,999,171
           0.08% due 02/10/2015...............  12,000,000   11,998,933
           0.08% due 01/23/2015...............   5,000,000    4,999,756
           0.09% due 01/23/2015...............  17,000,000   16,999,116
           0.10% due 05/22/2015...............  11,200,000   11,195,613
           0.11% due 01/23/2015...............  10,000,000    9,999,328
           0.11% due 02/17/2015...............   4,750,000    4,749,318
           0.12% due 03/25/2015...............   5,000,000    4,998,617
           0.12% due 04/10/2015...............   5,800,000    5,798,086
           0.13% due 03/12/2015...............  14,000,000   14,001,062
           0.14% due 09/08/2015...............   6,250,000    6,243,924
           0.17% due 07/31/2015...............   4,000,000    3,996,014
           0.19% due 03/04/2015...............   7,000,000    6,997,770
           0.19% due 12/08/2015...............   7,000,000    6,987,733
         Federal Home Loan Bank FRS
          0.13% due 06/18/2015................  17,150,000   17,150,000
           0.13% due 08/10/2015...............  10,000,000   10,000,952
         Federal Home Loan Mtg. Corp.
          0.04% due 01/29/2015................   9,000,000    8,999,720
           0.06% due 02/06/2015...............   9,000,000    8,999,460
           0.10% due 04/24/2015...............  13,750,000   13,745,900
           0.14% due 01/26/2015...............   4,000,000    3,999,625
         Federal National Mtg. Assoc.
           0.14% due 06/01/2015...............  12,500,000   12,492,660
         Federal National Mtg. Assoc. FRS
          0.14% due 02/27/2015................  10,750,000   10,750,399
                                                           ------------
         TOTAL U.S. GOVERNMENT AGENCIES
           (amortized cost $348,824,694)......              348,824,694
                                                           ------------
         U.S. GOVERNMENT TREASURIES -- 9.5%
         United States Treasury Bills
          0.02% due 01/15/2015................  41,000,000   40,999,681
           0.04% due 01/08/2015...............  29,250,000   29,249,755
                                                           ------------
         TOTAL U.S. GOVERNMENT TREASURIES
           (amortized cost $70,249,436).......               70,249,436
                                                           ------------
         TOTAL SHORT-TERM INVESTMENT SECURITIES -- 96.0%
           (amortized cost $706,532,603)......              706,532,603
                                                           ------------

        SUNAMERICA MONEY MARKET FUND
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2014 -- (CONTINUED)

                                               PRINCIPAL      VALUE
               SECURITY DESCRIPTION             AMOUNT       (NOTE 2)
       -----------------------------------------------------------------
       REPURCHASE AGREEMENT -- 4.1%
       State Street Bank and Trust Co.
        Joint Repurchase Agreement (1)
        (cost $30,186,000)................... $30,186,000  $ 30,186,000
                                                           ------------
       TOTAL INVESTMENTS
         (amortized cost $736,718,603) (2)...       100.1%  736,718,603
       LIABILITIES IN EXCESS OF OTHER ASSETS.        (0.1)     (515,708)
                                              -----------  ------------
       NET ASSETS............................       100.0% $736,202,895
                                              ===========  ============

--------
(1)See Note 2 for details of Joint Repurchase Agreement.
(2)At December 31, 2014, the cost of securities for federal income tax purposes was the same for book purposes.
(3)The security's effective maturity date is less than one year.
FRS--FloatingRate Securities
The rates shown on FRS are the current interest rates at December 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2014 (see Note 2):

                                  LEVEL 1--UNADJUSTED  LEVEL 2--OTHER   LEVEL 3--SIGNIFICANT
                                     QUOTED PRICES    OBSERVABLE INPUTS UNOBSERVABLE INPUTS     TOTAL
                                  ------------------- ----------------- -------------------- ------------
ASSETS:
Investments at Value:*
Short-Term Investment Securities.         $--           $706,532,603            $--          $706,532,603
Repurchase Agreement.............          --             30,186,000             --            30,186,000
                                          ---           ------------            ---          ------------
TOTAL INVESTMENTS AT VALUE.......         $--           $736,718,603            $--          $736,718,603
                                          ===           ============            ===          ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2014

Note 1. Organization

   SunAmerica Money Market Funds, Inc. (the "Corporation") is an open-end diversified management investment company organized as a Maryland corporation. The Corporation consists of one series -- SunAmerica Money Market Fund (the "Fund"). The Fund is advised by SunAmerica Asset Management, LLC. ("SunAmerica" or "Adviser"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The investment objective of the Fund is to seek as high a level of current income as is consistent with liquidity and stability of capital by investing primarily in high-quality money market instruments selected principally on the basis of quality and yield.

   The Fund currently offers two classes of shares: Class A and Class I. These classes within the Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares-- Class A shares are available with no front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is imposed on certain shares sold within one year of original purchase and a 0.50% CDSC is imposed on certain shares sold after the first year and within the second year after purchase, as described in the Fund's Prospectus.

   Class I shares-- Class I shares are offered at net asset value per share without any sales charge, exclusively to certain institutions.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Fund's registration statement.

   INDEMNIFICATIONS: The Corporation's organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising out of the performance of their duties to the Corporation. In addition, pursuant to Indemnification Agreements between the Corporation and each of the current directors who is not an "interested person," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), of the Corporation (collectively, the "Disinterested Directors"), the Corporation provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Corporation, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business, the Corporation enters into contracts that contain the obligation to indemnify others. The Corporation's maximum exposure under these arrangements is unknown. Currently, however, the Corporation expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

   SECURITY VALUATION: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2014 -- (CONTINUED)

   entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1--Unadjusted quoted prices in active markets for identical securities

   Level 2--Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors ("the Board") , etc.)

   Level 3--Significant unobservable inputs (includes inputs that reflect the Fund's own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The summary of inputs used to value the Fund's net assets as of December 31, 2014 are reported on a schedule following the Portfolio of Investments.

   Portfolio securities are valued at amortized cost, which approximates market value, and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Fund's net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value per share deviates from the Fund's amortized cost per share. The calculation of such deviation is referred to as "Shadow Pricing." For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

   The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   MASTER AGREEMENTS: The Fund has entered into Master Repurchase Agreements ("Master Agreements") with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2014 -- (CONTINUED)

   and events of default. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund's counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of December 31, 2014, the repurchase agreements held by the Fund are subject to master netting provisions. See the Portfolio of Investments and the Notes to Financial Statements for more information about the Fund's holding in repurchase agreements.

   REPURCHASE AGREEMENTS: The Fund, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of December 31, 2014, the Fund held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

                                                      PERCENTAGE  PRINCIPAL
                                                      OWNERSHIP    AMOUNT
                                                      ---------- -----------
   Money Market Fund.................................   13.12%   $30,186,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   State Street Bank and Trust Co., dated December 31, 2014, bearing interest at a rate of 0.00% per annum, with a principal amount of $229,997,000, a repurchase price of $229,997,000, and a maturity date of January 2, 2015. The repurchase agreement is collateralized by the following:

                               INTEREST  MATURITY
TYPE OF COLLATERAL               RATE      RATE    PRINCIPAL AMOUNT    VALUE
------------------             -------- ---------- ---------------- ------------
U.S. Treasury Notes...........   1.63%  06/30/2019   $120,420,000   $120,627,002
U.S. Treasury Notes...........   2.13   08/15/2021     75,515,000     76,919,126
U.S. Treasury Bonds...........   8.00   11/15/2021      9,355,000     13,097,084
U.S. Treasury Bonds...........   8.13   08/15/2021     16,890,000     23,957,418

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Interest income, including the accretion of discount and amortization of premium, is accrued daily from settlement date, except when collection is not expected; dividend income is recorded on the ex-dividend date.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2014 -- (CONTINUED)


   Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Dividends from net investment income, if any, are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

   The Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that the Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2011-2013 or expected to be taken in the Fund's 2014 tax return. The Fund is not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund files U.S. federal and certain state income tax returns. With few exceptions, the Fund is no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2011.

Note 3. Investment Advisory and Management Agreement, Distribution and Service Agreement and Other Transactions With Affiliates

   The Fund has entered into an Investment Advisory and Management Agreement (the "Advisory Agreement") with SunAmerica. Under the Advisory Agreement, SunAmerica provides continuous supervision of the Fund and administers its corporate affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of its books and records, and pays the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates.

   The Fund will pay SunAmerica a monthly management fee at the following annual percentages, based on the average daily net assets of the Fund: 0.50% on the first $600 million; 0.45% on the next $900 million; and 0.40% over $1.5 billion.

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's annual fund operating expenses at 0.80% for Class I, of average net assets. For purposes of waived fee and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses, as determined under GAAP, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees and other expenses not incurred in the ordinary course of the Fund's business. This fee waiver and expense reimbursement will continue in effect indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors. For the year ended December 31, 2014, pursuant to the contractual expense limitations, SunAmerica waived fees and/or reimbursed expenses of $4,841 for Class I.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2014 -- (CONTINUED)


   SunAmerica may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on any class of the Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of SunAmerica. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Fund will be able to avoid a negative yield. For the year ended December 31, 2014, SunAmerica voluntarily waived fees and/or reimbursed expenses of $4,387,685 and $94,726 for Class A and Class I, respectively.

   The Fund has entered into a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or the "Distributor")*, an affiliate of the Adviser. The Fund has adopted a Distribution Plan on behalf of its Class A shares (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. In adopting the Plan, the Board determined that there was a reasonable likelihood that the Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   The Plan provides that the Class A shares of the Fund shall pay the Distributor an account maintenance fee at the annual rate of up to 0.15% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. In this regard, some payments are used to compensate broker-dealers with account maintenance fees in an amount up to 0.15% per year of the assets maintained in the Fund by its customers. Accordingly, ACS received fees (see Statement of Operations) based upon the aforementioned rates. In addition, in light of current market conditions, and in order to avoid a negative yield on Class A shares of the Fund, ACS has agreed to waive up to 0.15% of the fees it receives under the Plan. This voluntary waiver may be terminated at any time at the option of the Distributor without notice to shareholders. For the year ended December 31, 2014, ACS voluntarily waived $1,034,851 in account maintenance fees for Class A shares.

   ACS receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of the Fund's Class A shares. ACS has advised the Fund that for the year ended December 31, 2014, the proceeds received from redemptions are as follows:

           Class A........................................... $2,342

   The Fund has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Fund's transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, which permits the Fund to compensate SAFS for services rendered based upon the annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the year ended December 31, 2014, the Fund incurred the following expenses which are included in transfer agent fees and expenses payable line in the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                                       PAYABLE AT
          FUND                            EXPENSES  DECEMBER 31, 2014
          ----                           ---------- -----------------
          Money Market Class A.......... $1,510,086     $127,999
          Money Market Class I..........     31,688        3,094

   As of December 31, 2014, 84.8% of the Fund's total outstanding shares were held through Pershing LLC in a brokerage account sweep vehicle for customers of the broker-dealers within Advisor Group, Inc., an affiliate of the Adviser.

--------
* Effective February 28, 2014, SunAmerica Capital Services, Inc. ("SACS") changed its name to AIG Capital Services, Inc. ("ACS").

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2014 -- (CONTINUED)


Note 4. Federal Income Taxes

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, dividends payable, and cumulative pension expenses.

         DISTRIBUTABLE EARNINGS                       TAX DISTRIBUTIONS
-----------------------------------------    ---------------------------------------------------------------------------
  FOR THE YEAR ENDED DECEMBER 31, 2014       FOR THE YEAR ENDED DECEMBER 31, 2014    FOR THE YEAR ENDED DECEMBER 31, 2013
-----------------------------------------    -------------------------------------   -------------------------------------
          LONG-TERM GAINS/    UNREALIZED                         LONG-TERM                               LONG-TERM
ORDINARY  CAPITAL AND OTHER  APPRECIATION    ORDINARY            CAPITAL             ORDINARY            CAPITAL
INCOME         LOSSES        (DEPRECIATION)  INCOME               GAINS              INCOME               GAINS
--------  -----------------  --------------  --------            ---------           --------            ---------
 $ --       $(1,143,793)         $(13)       $70,542               $ --              $72,895               $ --

   At December 31, 2014, for Federal income tax purposes, the Fund has capital loss carryforwards available to offset future capital gains of $1,143,793 expiring in 2016 and $0 unlimited capital losses.+

   During the year ended December 31, 2014, the Fund utilized $18,108 of capital loss carryforwards to offset current year capital gains.
--------
+ On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

Note 5. Capital Share Transactions

   Transactions in each class of shares of the Fund all at $1.00 per share, for the year ended December 31, 2014 and for the prior year were as follows:

                                            MONEY MARKET FUND
                         -------------------------------------------------------
                                    CLASS A                     CLASS I
                         ----------------------------  -------------------------
                            FOR THE        FOR THE       FOR THE      FOR THE
                           YEAR ENDED     YEAR ENDED    YEAR ENDED   YEAR ENDED
                          DECEMBER 31,   DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                              2014           2013          2014         2013
                         -------------  -------------  ------------ ------------
Shares sold............. $ 398,299,484  $ 447,458,467  $12,220,332  $ 11,011,406
Reinvested dividends....        66,560         69,405        1,418         1,435
Shares redeemed.........  (414,970,394)  (479,257,679)  (9,734,891)  (13,418,735)
                         -------------  -------------  -----------  ------------
Net increase (decrease). $ (16,604,350) $ (31,729,807) $ 2,486,859  $ (2,405,894)
                         =============  =============  ===========  ============

Note 6. Directors' Retirement Plan

   The Directors of the Corporation have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the Independent Directors. The Retirement Plan provides generally that an Independent Director may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Director of any of the adopting SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Director and completed 5 consecutive years of service as a Director of any Adopting Fund (an "Eligible Trustee/Director"). Pursuant to the Retirement Plan, an Eligible Director may receive benefits upon (i) his or her death or disability while a Director or (ii) the termination of his or her tenure as a Director, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Director.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2014 -- (CONTINUED)


   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Director and Participant, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding change during prior years is added to each Eligible Director's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Directors from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

   The following amounts for the Retirement Plan Liabilities are included in the Directors' fees and expenses payable line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Directors' fees and expenses line on the Statement of Operations.

                                RETIREMENT PLAN RETIREMENT PLAN RETIREMENT PLAN
                                   LIABILITY        EXPENSE         PAYMENT
                                --------------- --------------- ---------------
                                            AS OF DECEMBER 31, 2014
 -                              -----------------------------------------------
 Money Market Fund.............     $2,087            $22           $7,857

Note 7. Interfund Lending Agreement

   Pursuant to the exemptive relief granted by the SEC, the Fund is permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended December 31, 2014, the Fund did not participate in this program.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of SunAmerica Money Market Funds,
Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SunAmerica Money Market Funds, Inc. (the "Fund") at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for the two years then ended and the financial highlights for each of the five years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion expressed above.

PricewaterhouseCoopers LLP

Houston, Texas
February 26, 2015

        SUNAMERICA MONEY MARKET FUNDS, INC.
        DIRECTORS AND OFFICERS INFORMATION -- DECEMBER 31, 2014 -- (UNAUDITED)

The following table contains basic information regarding the Directors and Officers who oversee operations of the Fund and other investment companies within the Fund complex.

                                                                                  NUMBER OF
                                          TERM OF                                  FUNDS IN
         NAME,            POSITION(S)   OFFICE AND                               FUND COMPLEX   OTHER DIRECTORSHIPS
      ADDRESS AND         HELD WITH      LENGTH OF     PRINCIPAL OCCUPATION(S)   OVERSEEN BY  HELD BY DIRECTOR DURING
          AGE*             THE FUND    TIME SERVED(4)  DURING THE PAST 5 YEARS   DIRECTOR(1)    THE PAST 5 YEARS(2)
------------------------  -----------  --------------  ------------------------  ------------ ------------------------
DISINTERESTED DIRECTORS

Dr. Judith L. Craven       Director       2001-        Retired.                      77       Director, Sysco Corp.
Age: 68                                   present                                             (1996 to present);
                                                                                              Director, Luby's Inc.
                                                                                              (1998 to present).

William F. Devin           Director       2001-        Retired.                      77       None
Age: 75                                   present

Richard W. Grant           Director       2011-        Retired. Prior to that,       28       None
Age: 68                    Chairman       present      attorney and Partner at
                           of the                      Morgan Lewis & Brockius
                           Board                       LLP (1989 to 2011).

Stephen J. Gutman          Director       1984-        Senior Vice President         28       None
Age: 71                                   present      and Associate Broker,
                                                       The Corcoran Group (Real
                                                       Estate) (2002 to
                                                       present); Managing
                                                       Member, Beau Brummell --
                                                       Soho, LLC (Licensing of
                                                       menswear specialty
                                                       retailing) (1995 to
                                                       2009); President, SJG
                                                       Marketing, Inc (2009 to
                                                       present).

William J. Shea            Director       2004-        Executive Chairman,           28       Chairman of the Board,
Age: 66                                   present      Caliber ID, Inc.                       Royal and SunAlliance
                                                       (medical devices) (2007                U.S.A., Inc. (2004 to
                                                       to Present); Managing                  2006); Director, Boston
                                                       Partner, DLB Capital,                  Private Financial
                                                       LLC (private equity)                   Holdings (2004 to
                                                       (2006 to 2007).                        present); Chairman,
                                                                                              Demoulas Supermarkets
                                                                                              (1999 to present).
INTERESTED DIRECTOR

Peter A. Harbeck(3)        Director       1994-        President, CEO and            138      None
Age: 60                                   present      Director, SunAmerica
                                                       (1995 to present);
                                                       Director, -- AIG Capital
                                                       Services, Inc. ("ACS")

        SUNAMERICA MONEY MARKET FUNDS, INC.
        DIRECTORS AND OFFICERS INFORMATION -- DECEMBER 31, 2014 -- (UNAUDITED) (CONTINUED)

The following table contains basic information regarding the Directors and Officers who oversee operations of the Fund and other investment companies within the Fund complex.

                                                                                NUMBER OF
                                     TERM OF                                     FUNDS IN
       NAME,         POSITION(S)    OFFICE AND                                 FUND COMPLEX    OTHER DIRECTORSHIPS
    ADDRESS AND      HELD WITH      LENGTH OF       PRINCIPAL OCCUPATIONS      OVERSEEN BY       HELD BY DIRECTOR
       AGE*           THE FUND    TIME SERVED(4)   DURING THE PAST 5 YEARS     DIRECTOR(1)  DURING THE PAST 5 YEARS(2)
-------------------  ------------ -------------- ----------------------------- ------------ --------------------------
OFFICERS

John T. Genoy        President       2007-       Chief Financial Officer,          N/A                 N/A
Age: 46                              present     SunAmerica (2002 to
                                                 present); Senior Vice
                                                 President, SunAmerica
                                                 (2003 to present); Chief
                                                 Operating Officer,
                                                 SunAmerica (2006 to
                                                 present).

Gregory N. Bressler  Secretary       2005-       Senior Vice President and         N/A                 N/A
Age: 48                              present     General Counsel,
                                                 SunAmerica (2005 to
                                                 present).

James Nichols        Vice            2006-       Director, President and           N/A                 N/A
Age: 48              President       present     CEO, ACS (2006 to
                                                 present); Senior Vice
                                                 President, ACS (2002 to
                                                 2006); Senior Vice President
                                                 SunAmerica (2002 to
                                                 present).

Kathleen D. Fuentes  Chief Legal     2013-       Vice President and Deputy         N/A                 N/A
Age: 45              Officer and     present     General Counsel (2006-
                     Assistant                   present)
                     Secretary

Katherine Stoner     Vice            2011-       Vice President, SunAmerica        N/A                 N/A
Age: 58              President       present     (2011 to present); Vice
                     and Chief                   President, The Variable
                     Compliance                  Annuity Life Insurance
                     Officer                     Company ("VALIC"),
                                                 Western National Life
                                                 Insurance Company ("WNL")
                                                 and American General
                                                 Distributors, Inc. (2006 to
                                                 present); Deputy General
                                                 Counsel and Secretary,
                                                 VALIC and WNL (2007 to
                                                 May 2011); Vice President,
                                                 VALIC Financial Advisors,
                                                 Inc. (2010 to 2011) and
                                                 VALIC Retirement Services
                                                 Company (2010 to present).

Kara Murphy          Vice            2014-       Chief Investment Officer,         N/A                 N/A
Age: 41              President       present     SunAmerica (2013 to
                                                 present); Director of
                                                 Research, SunAmerica
                                                 (2007 to 2013).

        SUNAMERICA MONEY MARKET FUNDS, INC.
        DIRECTORS AND OFFICERS INFORMATION -- DECEMBER 31, 2014 -- (UNAUDITED) (CONTINUED)

                                                                                NUMBER OF
                                     TERM OF                                     FUNDS IN
       NAME,         POSITION(S)    OFFICE AND                                 FUND COMPLEX    OTHER DIRECTORSHIPS
    ADDRESS AND      HELD WITH      LENGTH OF       PRINCIPAL OCCUPATIONS      OVERSEEN BY       HELD BY DIRECTOR
       AGE*           THE FUND    TIME SERVED(4)   DURING THE PAST 5 YEARS     DIRECTOR(1)  DURING THE PAST 5 YEARS(2)
-------------------- -----------  -------------- ----------------------------- ------------ --------------------------
OFFICERS

Gregory R. Kingston  Treasurer       2014-       Vice President, SunAmerica        N/A                 N/A
Age: 49                              present     (2001 to present); Head of
                                                 Mutual Fund Administration,
                                                 SunAmerica (2014 to
                                                 present).

Nori L. Gabert       Vice            2005-       Vice President and Deputy         N/A                 N/A
Age: 61              President       present     General Counsel,
                     and                         SunAmerica (2005 to
                     Assistant                   present).
                     Secretary

Donna McManus        Vice            2014-       Vice President, SunAmerica        N/A                 N/A
Age: 54              President       present     (2014 to present); Managing
                     and                         Director, BNY Mellon (2009
                     Assistant                   to 2014).
                     Treasurer

Shawn Parry          Vice            2005-       Vice President, SunAmerica        N/A                 N/A
Age: 42              President       present     (2014 to present); Assistant
                     and                         Vice President, SunAmerica
                     Assistant                   (2005 to 2014).
                     Treasurer

Matthew J. Hackethal Anti-Money      2006-       Chief Compliance Officer,         N/A                 N/A
Age: 42              Laundering      present     SunAmerica (2006 to
                     Compliance                  present).
                     Officer

--------
* The business address for each Director and Officer is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of the Adviser. The "Fund Complex" includes the Fund (1 fund), SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Series, Inc. (6 portfolios), Anchor Series Trust (8 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (40 portfolios), SunAmerica Specialty Series (7 funds), VALIC Company I (34 funds), VALIC Company II (15 funds) and Seasons Series Trust (21 portfolios).
(2) Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the 1940 Act, other than those listed under the preceding column.
(3) Interested Director, as defined in the 1940 Act, because he or she is an officer and a director of the Adviser and a director of the principal underwriter of the Fund.
(4) Directors serve until their successors are duly elected and qualified, subject to the Directors' retirement plan as discussed in Note 6 of the financial statements. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Directors is contained in the Statement of Additional Information which is available without charge by calling (800) 858-8850.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        SHAREHOLDER TAX INFORMATION -- (UNAUDITED)

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund's income and distributions for the taxable year ended December 31, 2014. The information necessary to complete your income tax returns is included with your Form 1099-DIV, which will be mailed to you in early 2015.

[LOGO] AIG Sun America
Mutual Funds

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

DIRECTORS/TRUSTEES         TRANSFER AGENT             DISCLOSURE OF QUARTERLY
 Dr. Judith L. Craven       State Street Bank and     PORTFOLIO HOLDINGS
 William F. Devin             Trust Company           The Fund is required to
 Richard W. Grant           P.O. Box 219373           file its complete
 Stephen J. Gutman          Kansas City, MO 64141     schedule of portfolio
 Peter A. Harbeck          CUSTODIAN                  holdings with the U.S.
 William J. Shea            State Street Bank and     Securities and Exchange
OFFICERS                      Trust Company           Commission for its first
 John T. Genoy, President   P.O. Box 5607             and third fiscal quarters
   and Chief Executive      Boston, MA 02110          on Form N-Q. The Fund's
   Officer                 VOTING PROXIES ON FUND     Forms N-Q are available
 Gregory R. Kingston,      PORTFOLIO SECURITIES       on the U.S. Securities
   Treasurer               A description of the       and Exchange Commission's
 James Nichols, Vice       policies and procedures    website at
   President               that the Funds use to      http://www.sec.gov. You
 Katherine Stoner, Chief   determine how to vote      can also review and
   Compliance Officer      proxies relating to        obtain copies of the
 Gregory N. Bressler,      securities held in the     Forms N-Q at the U.S.
   Secretary               Funds' portfolios which    Securities and Exchange
 Nori L. Gabert, Vice      is available in the        Commission's Public
   President and           Funds' Statement of        Reference Room in
   Assistant Secretary     Additional Information     Washington, DC
 Kathleen Fuentes, Chief   may be obtained without    (information on the
   Legal Officer and       charge upon request, by    operation of the Public
   Assistant Secretary     calling (800) 858-8850.    Reference Room may be
 Donna McManus, Vice       This information is also   obtained by calling
   President and           available from the EDGAR   1-800-SEC-0330).
   Assistant Treasurer     database on the U.S.       PROXY VOTING RECORD ON
 Shawn Parry, Vice         Securities and Exchange    FUND PORTFOLIO SECURITIES
   President and           Commission's website at    Information regarding how
   Assistant Treasurer     http://www.sec.gov.        the Funds voted proxies
 Matthew J. Hackethal,     DELIVERY OF SHAREHOLDER    relating to securities
   Anti-Money Laundering   DOCUMENTS                  held in the Fund's
   Compliance Officer      The Funds have adopted a   portfolio during the most
INVESTMENT ADVISER         policy that allows them    recent twelve month
 SunAmerica Asset          to send only one copy of   period ended June 30 is
   Management, LLC         a Fund's prospectus,       available, once filed
 Harborside Financial      proxy material, annual     with the U.S. Securities
   Center                  report and semi-annual     and Exchange Commission,
 3200 Plaza 5              report (the "shareholder   without charge, upon
 Jersey City, NJ           documents") to             request, by calling (800)
   07311-4992              shareholders with          858-8850 or on the U.S.
DISTRIBUTOR                multiple accounts          Securities and Exchange
 AIG Capital Services,     residing at the same       Commission's website at
   Inc.                    "household." This          http://www.sec.gov.
 Harborside Financial      practice is called         This report is submitted
   Center                  householding and reduces   solely for the general
 3200 Plaza 5              Fund expenses, which       information of
 Jersey City, NJ           benefits you and other     shareholders of the Fund.
   07311-4992              shareholders. Unless the   Distribution of this
SHAREHOLDER SERVICING      Funds receive              report to persons other
AGENT                      instructions to the        than shareholders of the
 SunAmerica Fund           contrary, you will only    Fund is authorized only
   Services, Inc.          receive one copy of the    in connection with a
 Harborside Financial      shareholder documents.     currently effective
   Center                  The Funds will continue    prospectus, setting forth
 3200 Plaza 5              to household the           details of the Fund,
 Jersey City, NJ           shareholder documents      which must precede or
   07311-4992              indefinitely, until we     accompany this report.
                           are instructed otherwise.
                           If you do not wish to
                           participate in
                           householding, please
                           contact Shareholder
                           Services at
                           (800) 858-8850 ext. 6010
                           or send a written request
                           with your name, the name
                           of your fund(s) and your
                           account member(s) to
                           SunAmerica Mutual Funds
                           c/o BFDS, P.O. Box
                           219186, Kansas City MO,
                           64121-9186. We will
                           resume individual
                           mailings for your account
                           within thirty (30) days
                           of receipt of your
                           request.

                                    [GRAPHIC]


GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:

                   1   GO TO WWW.SAFUNDS.COM
                   2   CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.safunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER. DISTRIBUTED BY:
AIG CAPITAL SERVICES, INC.

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.safunds.com. Read the prospectus carefully before investing.

WWW.SAFUNDS.COM

MMANN - 12/14

[LOGO]

AIG

Sun America
Mutual Funds

Item 2.  Code of Ethics

         SunAmerica Money Market Funds, Inc. ("the registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2014, there were no reportable amendments, waivers or implicit waivers to a provision of the Code of Ethics that applies to the registrant's Principal Executive and Principal Accounting Officers.

Item 3.  Audit Committee Financial Expert.

         The registrant's Board of Directors has determined that William J. Shea, the Chairman of the registrant's Audit Committee, qualifies as an audit committee financial expert, as defined in Item 3(b) of Form N-CSR. Mr. Shea is considered to be "independent" for purposes of
         Item 3(a)(2) of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

         (a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountants were as follows:

                                                      2013      2014
         (a) Audit Fees............................. $40,457   $42,077
         (b) Audit-Related Fees..................... $     0   $     0
         (c) Tax Fees............................... $11,583   $11,118
         (d) All Other Fees......................... $     0   $     0

         Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

         Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant's principal accountant were as follows:

                                                      2013       2014
         (b) Audit-Related Fees.................... $      0   $      0
         (c) Tax Fees.............................. $      0   $      0
         (d) All Other Fees........................ $      0   $      0

     (e) (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliates") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

         (2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Not applicable.

     (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provide ongoing services to the registrant for 2013 and 2014 were $57,565 and $11,118, respectively.

     (h) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a - 101)), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

         (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

         (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the
         Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.

By:  /s/ John T. Genoy
     --------------------------
     John T. Genoy
     President

Date: March 10, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John T. Genoy
     --------------------------
     John T. Genoy
     President

Date: March 10, 2015

By:  /s/ Gregory R. Kingston
     --------------------------
     Gregory R. Kingston
     Treasurer

Date: March 10, 2015